Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
9. Intangible assets
		IP & Data		Internally
	Licenses	rights	Patents	generated	Total
At cost
As of January 1, 2023	5,811,481	209,695	809,031	12,433,394	19,263,601
Exchange differences	577,350	20,833	80,375	1,235,213	1,913,771
As of December 31, 2023	6,388,831	230,528	889,406	13,668,607	21,177,371
As of December 31, 2024	6,388,831	230,528	889,406	13,668,607	21,177,371

Accumulated amortization and impairment losses
As of January 1, 2023	(1,602,551)	(209,695)	(809,031)	(12,433,394)	(15,054,671)
Exchange differences	(159,208)	(20,833)	(80,375)	(1,235,213)	(1,495,629)
As of December 31, 2023	(1,761,759)	(230,528)	(889,406)	(13,668,607)	(16,550,299)
As of December 31, 2024	(1,761,759)	(230,528)	(889,406)	(13,668,607)	(16,550,299)

Net book value
As of December 31, 2023	4,627,072	-	-	-	4,627,072
As of December 31, 2024	4,627,072	-	-	-	4,627,072